CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

Note 12 — CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

Apple and Google are significant distribution, marketing, promotion, and payment platforms for the Company’s games. A significant portion of the Company’s revenue has been generated from players who accessed the Company’s games through these platforms. Therefore, the Company’s accounts receivable are derived mainly from sales through these two platforms. A significant portion of the Company’s revenue has been generated from players who accessed the Company’s games through these platforms but no customer accounts for a significant portion of its revenue. As of March 31, 2025, Apple and Google accounted for approximately 58.9% and 26.3% of the Company’s total account receivable balance. As of June 30, 2024, Apple and Google accounted for approximately 62.5% and 21.5% of the Company’s total account receivable balance.

Accounts receivable are recorded at their transaction amounts and do not bear interest. The Company bases its allowance for credit losses on management’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable based on historical collection experience and current and expected future economic and market conditions.

As of March 31, 2025, two suppliers accounted for 20.5% and 15.1% of the Company’s total accounts payable balance. As of June 30, 2024, three suppliers accounted for 11.7%, 10.7% and 10.2% of the Company’s total accounts payable balance.

Gamehaus Inc [Member]
CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

Note 12 — CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

Apple and Google are significant distribution, marketing, promotion, and payment platforms for the Company’s games. A significant portion of the Company’s revenue has been generated from players who accessed the Company’s games through these platforms. Therefore, the Company’s accounts receivable are derived mainly from sales through these two platforms. A significant portion of the Company’s revenue has been generated from players who accessed the Company’s games through these platforms but no customer accounts for a significant portion of its revenue. As of June 30, 2024, Apple and Google accounted for approximately 62.5% and 21.5% of the Company’s total account receivable balance. As of June 30, 2023, Apple and Google accounted for approximately 65.8% and 20.0% of the Company’s total account receivable balance.

Accounts receivable are recorded at their transaction amounts and do not bear interest. The Company bases its allowance for doubtful accounts on management’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable based on historical collection experience and current and expected future economic and market conditions.

As of June 30, 2024, three suppliers accounted for 11.7%, 10.7% and 10.2% of the Company’s total accounts payable balance. As of June 30, 2023, three suppliers accounted for 18.5%, 14.8% and 12.5% of the Company’s total accounts payable balance.